OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current non-financial assets
Total	$ 168,597	$ 174,110
Non-current non-financial assets
Other non-current non-financial assets	113,214	112,414
Total	28,982	9,395
Current non-financial liabilities
Other Current non-financial liabilities	44,730	40,065
Total	307,136	460,846
Non-current non-financial liabilities
Other non-current non-financial liabilities	83,303	111,436
Total	5,714,728	5,452,194
Financial Assets and Liabilities [Member]
Current non-financial assets
Roads to amortize current	55,000	48,380
Prepayment to amortize (insurance and others)	16,671	17,965
Recoverable taxes (Relating to purchases)	91,337	102,875
Other current non-financial assets	5,589	4,890
Total	168,597	174,110
Non-current non-financial assets
Roads to amortize, non-current	91,441	96,530
Guarantee values	3,605	4,442
Recoverable taxes	14,437	4,568
Other non-current non-financial assets	3,731	6,874
Total	113,214	112,414
Current non-financial liabilities
Provision of minimum dividend	698	2,451
ICMS, PIS-COFINS and other tax payables	24,997	18,195
Other tax payable	17,851	18,206
Other Current non-financial liabilities	1,184	1,213
Total	44,730	40,065
Non-current non-financial liabilities
ICMS tax payable	82,033	111,012
Other non-current non-financial liabilities	1,270	424
Total	$ 83,303	$ 111,436